MFS International Diversification Fund (Prospectus Summary): | MFS International Diversification Fund
MFS ® International Diversification Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 15, 2011.

MFS ®  International Diversification Fund

Effective immediately, the ticker symbol chart located on the front cover is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MDIDX
Class B	MDIFX
Class C	MDIGX
Class I	MDIJX
Class 529A	MDIEX
Class 529B	MDIMX
Class 529C	MDINX
Class R1	MDIOX
Class R2	MDIKX
Class R3	MDIHX
Class R4	MDITX

Effective December 29, 2011, Class W shares of the fund have been terminated. All references to Class W shares in the Summary Prospectus are hereby deleted in their entirety.

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect certain current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page I-14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS International Diversification Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B AND 529B	C AND 529C	I	529A	B AND 529B	C AND 529C	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS International Diversification Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%	0.04%	0.14%	0.14%	0.14%	0.04%	0.04%	0.04%	0.04%
Acquired (Underlying) Fund Fees and Expenses		1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Total Annual FundOperating Expenses		1.35%	2.10%	2.10%	1.10%	1.45%	2.20%	2.20%	2.10%	1.60%	1.35%	1.10%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.35%	2.10%	2.10%	1.10%	1.40%	2.15%	2.15%	2.10%	1.60%	1.35%	1.10%
[1]	The fund’s distributor, MFS Fund Distributors, Inc. ("MFD"), has agreed in writing to waive the program management fee for each of the fund’s Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund’s average daily net assets attributable to each share class annually. This written agreement will expire on September 30, 2012, unless MFD elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS International Diversification Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	705	978	1,272	2,105
B	Class B Shares assuming redemption at end of period	613	958	1,329	2,240
C	Class C Shares assuming redemption at end of period	313	658	1,129	2,431
529B	Class 529B Shares assuming redemption at end of period	618	983	1,375	2,340
529C	Class 529C Shares Assuming redemption at end of period	318	683	1,175	2,530

Expense Example, No Redemption MFS International Diversification Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	213	658	1,129	2,240
C	Class C Shares assuming no redemption at end of period	213	658	1,129	2,431
I	Class I Shares	112	350	606	1,340
529A	Class 529A Shares	709	1,003	1,317	2,206
529B	Class 529B Shares assuming no redemption at end of period	218	683	1,175	2,340
529C	Class 529C Shares Assuming no redemption at end of period	218	683	1,175	2,530
R1	Class R1 Shares	213	658	1,129	2,431
R2	Class R2 Shares	163	505	871	1,900
R3	Class R3 Shares	137	428	739	1,624
R4	Class R4 Shares	112	350	606	1,340

Effective immediately, the sub-section entitled “Performance Table” under the sub-heading "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS International Diversification Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Return Before Taxes	8.37%	4.36%	8.58%	Sep. 30, 2004
C	C Shares Return Before Taxes	11.42%	4.69%	8.56%	Sep. 30, 2004
I	I Shares Return Before Taxes	13.57%	5.75%	9.66%	Sep. 30, 2004
529A	529A Shares Return Before Taxes	6.64%	3.99%	8.06%	Sep. 30, 2004
529B	529B Shares Return Before Taxes	8.25%	4.18%	8.35%	Sep. 30, 2004
529C	529C Shares Return Before Taxes	11.36%	4.54%	8.39%	Sep. 30, 2004
R1	R1 Shares Return Before Taxes	12.46%	4.66%	8.50%	Sep. 30, 2004
R2	R2 Shares Return Before Taxes	13.01%	5.16%	9.01%	Sep. 30, 2004
R3	R3 Shares Return Before Taxes	13.26%	5.43%	9.30%	Sep. 30, 2004
R4	R4 Shares Return Before Taxes	13.53%	5.67%	9.58%	Sep. 30, 2004
A	A Shares Return Before Taxes	6.69%	4.17%	8.27%	Sep. 30, 2004
A After Taxes on Distributions	Returns After Taxes on Distributions A Shares	6.58%	3.28%	7.36%	Sep. 30, 2004
A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares A Shares	4.50%	3.34%	6.92%	Sep. 30, 2004
Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Index (gross div)	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Index (gross div)	11.60%	5.29%	9.42%	Sep. 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.